Background	9 Months Ended	12 Months Ended
	Jun. 30, 2012	Sep. 30, 2011
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Background
Note 1 – Background and Basis of Presentation
Background
Post Holdings, Inc. ("Post" or the "Company") is a manufacturer, marketer and distributor of branded ready-to-eat cereals in the United States and Canada. Post’s products are generally sold to supermarket chains, wholesalers, supercenters, club stores, mass merchandisers, distributors, convenience stores and the foodservice channel in North America. The Company's products are manufactured at four facilities located in Battle Creek, Michigan; Jonesboro, Arkansas; Modesto, California; and Niagara Falls, Ontario.
On February 3, 2012, Post completed its legal separation from Ralcorp Holdings, Inc. ("Ralcorp") via a tax free spin-off (the "Spin-Off"). In the Spin-Off, Ralcorp shareholders of record on January 30, 2012, the record date for the distribution, received one share of Post common stock for every two shares of Ralcorp common stock held; additionally Ralcorp retained approximately 6.8 million unregistered shares of Post common stock. At the time of distribution Ralcorp entered into a series of third party financing arrangements that effectively resulted in the contribution of its net investment in Post in exchange for the aforementioned 6.8 million shares of Post common stock and a $900.0 cash distribution which was funded through the incurrence of long-term debt by Post, see Note 10. Prior to Ralcorp's contribution of its net investment, the net investment balance decreased due to separation related adjustments in the net amount of $181.8 primarily due to differences between the $900.0 cash distribution to Ralcorp compared to the settlement of intercompany debt of $784.5 and equity investment in partnership of $60.2, see Note 15, that did not transfer to Post in connection with the Spin-Off.
On February 6, 2012, Post began regular trading on the New York Stock Exchange under the ticker symbol “POST” as an independent, public company.
Post has a single operating segment and manufactures and markets products under several brand names, including Honey Bunches of Oats®, Pebbles™, Post Selects®, Great Grains®, Spoon Size® Shredded Wheat, Post® Raisin Bran, Grape-Nuts® and Honeycomb®.
Unless otherwise stated or the context otherwise indicates, all references in this Form 10-Q to "Post," "the Company," "us," "our" or "we" mean Post Holdings, Inc. and its consolidated subsidiaries, and for periods prior to the Spin-Off from Ralcorp, the Branded Cereal Business of Ralcorp.
Basis of Presentation
These unaudited condensed consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the United States ("GAAP"), under the rules and regulations of the United States Securities and Exchange Commission (the "SEC"), and on a basis substantially consistent with the audited combined financial statements of the Company as of and for the fiscal year ended September 30, 2011. These unaudited consolidated financial statements should be read in conjunction with such audited combined financial statements, which are included in the Company’s Current Report on Form 8-K/A filed with the SEC on September 14, 2012, and which includes restated audited financial statements of the Company as of and for the year ended September 30, 2011. The audited financial statements for the fiscal year ended September 30, 2011, were originally filed with the SEC on Form 10 on January 25, 2012 and present the historical combined results of operations, comprehensive income, financial position, cash flows and equity of the Branded Cereal Business of Ralcorp, which includes Post Foods, LLC and Post Foods Canada Corp., which now comprise the operations of the Company. All intercompany balances and transactions between Post entities have been eliminated. Transactions between Post and Ralcorp are included in these financial statements, see Notes 9, 13 and 15 for further information on transactions with Ralcorp.
The unaudited condensed consolidated financial statements include all adjustments (consisting of normal recurring adjustments and accruals) that management considers necessary for a fair statement of its financial position and results of operations for the interim periods presented. Interim results are not necessarily indicative of the results for any other interim period or for the entire fiscal year.
Prior to the Spin-Off, Post's operations consisted of the Branded Cereals Business of Ralcorp. As such, the financial information prior to the Spin-Off may not necessarily reflect Post's financial position, results of operations and cash flows in the future or what Post's financial position, results of operations and cash flows would have been had Post been an independent, publicly-traded company during historical periods presented herein.
For periods prior to the Spin-Off, these unaudited condensed consolidated financial statements include allocations of certain Ralcorp corporate expenses. Management believes the assumptions and methodologies underlying the allocation of general corporate overhead expenses are reasonable. However, such expenses may not be indicative of the actual level of expense that would have been incurred by Post if it had operated as an independent, publicly-traded company or of the costs expected to be incurred in the future. These allocated expenses relate to various services that were provided to Post by Ralcorp, including, but not limited to, cash management and other treasury services, administrative services (such as tax, employee benefit administration, risk management, internal audit, accounting and human resources) and stock-based compensation plan administration. See Note 13 for further information on services that Ralcorp continues to provide to the Company.
The financial position and operating results of foreign operations are consolidated using the local currency as the functional currency. Local currency assets and liabilities are translated at the rates of exchange on the balance sheet date, and local currency revenues and expenses are translated at average rates of exchange during the period. Resulting translation gains or losses are included in the consolidated balance sheet as a component of accumulated other comprehensive loss.
Use of Estimates
The preparation of the financial statements in conformity with GAAP requires management to make estimates, judgments and assumptions that affect the amounts reported in the consolidated financial statements and footnotes thereto. Actual results could differ from those estimates. Significant estimates inherent in the preparation of the consolidated financial statements include accounting for reserves established for doubtful accounts, stock-based compensation, impairment analyses, depreciation and amortization, income taxes, litigation matters and contingencies.

Note 1 — Background
References in these financial statements to "Ralcorp" refer to Ralcorp Holdings, Inc. and its consolidated subsidiaries (other than the Post cereals business). "Post cereals business" (or "Post") refers to the branded ready-to-eat cereal products business of Ralcorp, which includes Post Foods, LLC (100% owned by Ralcorp Holdings, Inc.) and Post Foods Canada Corp. (100% owned by RH Financial Corporation, a wholly owned subsidiary of Ralcorp Holdings, Inc.). Post was acquired by Ralcorp on August 4, 2008. At September 30, 2011 and September 30, 2010, there were no shares of common or preferred stock of Post authorized or outstanding.
 On July 14, 2011, Ralcorp announced that its Board of Directors agreed in principle to separate Ralcorp and Post in a tax-free spin-off to Ralcorp shareholders. This transaction is subject to receipt of an Internal Revenue Service ruling, final approval by Ralcorp's Board of Directors and other customary conditions.
 Post has a single operating segment and manufactures and markets products under several brand names, including Honey Bunches of Oats®. Other brands include Pebbles®, Post Selects®, Great Grains®, Spoon Size® Shredded Wheat, Post® Raisin Bran, Grape-Nuts®, and Honeycomb®.
 Post's products are generally sold to supermarket chains, wholesalers, supercenters, club stores, mass merchandisers, distributors, convenience stores and the foodservice channel in North America. Those products are manufactured at four facilities located in Battle Creek, Michigan; Jonesboro, Arkansas; Modesto, California; and Niagara Falls, Ontario. Approximately 1,300 employees involved in the Post cereals business are expected to remain with Post following the consummation of the separation of Post from Ralcorp.
Restatement
For the year ended September 30, 2011, and as reflected in the Company's consolidated financial statements included in the Company's Form 10, filed with the SEC on January 25, 2012, the Company recorded a $364.8 non-cash goodwill impairment charge. In May of 2012, Ralcorp determined that the goodwill impairment calculation performed in the fourth quarter of fiscal 2011 excluded certain net deferred tax assets, which resulted in an overstatement of the net deferred tax liabilities, when determining the fair value of the net assets of the Company. The exclusion of the deferred tax items from the calculation resulted in the impairment charge being understated by $63.0 in the carve-out financial statements of the Company for the year ended September 30, 2011. The impairment charge is not deductible for tax purposes and therefore, does not impact income tax expense.
As a result, the Company has restated its combined balance sheet as of September 30, 2011 and its combined statement of operations, comprehensive income (loss), cash flows and Ralcorp equity and related disclosures as of and for the year ended September 30, 2011 to recognize the adjustment to goodwill reflecting the fiscal 2011 impairment charge correction.

The following table represents the impact of the restatement adjustment on the Company's Combined Statement of Operations for the year ended September 30, 2011.

	Year Ended September 30, 2011
	Previously Reported	Restatement Adjustment	Restated

	(In millions)

Net Sales	$968.2	$—	$968.2
Cost of goods sold	(516.6)	—	(516.6)
Gross Profit	451.6	—

Selling, general and administrative expenses	(239.5)	—	(239.5)
Amortization of intangible assets	(12.6)	—	(12.6)
Impairment of goodwill and other intangible assets	(503.5)	(63.0)	(566.5)
Other operating expenses, net	(1.6)	—	(1.6)
Operating (Loss) Profit	(305.6)	(63.0)	(368.6)

Intercompany interest expense	(51.5)	—	(51.5)
Other expense	(1.7)	—	(1.7)
Loss on sale of receivables	(13.0)	—	(13.0)
Equity in earnings of partnership	4.2	—	4.2
(Loss) Earnings before Income Taxes	(367.6)	(63.0)	(430.6)
Income tax benefit (provision)	6.3	—	6.3
Net (Loss) Earnings	$(361.3)	$(63.0)	$(424.3)

Basic and Diluted Earnings per Share	$(10.50)	$(1.83)	$(12.33)

The following table represents the impact of restatement adjustment on the Company's Combined Balance Sheet as of September 30, 2011.

	As of September 30, 2011
	Previously Reported	Restatement Adjustment	Restated
Assets
Current Assets
Cash and cash equivalents	$1.7	$—	$1.7
Receivable from Ralcorp	41.3	—	41.3
Accounts receivable, net	10.1	—	10.1
Inventories	66.6	—	66.6
Deferred income taxes	3.8	—	3.8
Prepaid expenses and other current assets	4.0	—	4.0
Intercompany notes receivable	7.8	—	7.8
Total Current Assets	135.3	—	135.3
Property, net	412.1	—	412.1
Goodwill	1,429.2	(63.0)	1,366.2
Other intangible assets, net	748.6	—	748.6
Investment in partnership	60.2	—	60.2
Other assets	0.8	—	0.8
Total Assets	$2,786.2	$(63.0)	$2,723.2

Liabilities and Ralcorp Equity
Current Liabilities
Short-term intercompany debt	$68.0	$—	$68.0
Accounts payable	28.8	—	28.8
Other current liabilities	37.5	—	37.5
Total Current Liabilities	134.3	—	134.3
Long-term intercompany debt	716.5	—	716.5
Deferred income taxes	332.8	—	332.8
Other liabilities	104.9	—	104.9
Total Liabilities	1,288.5	—	1,288.5

Ralcorp Equity
Net investment of Ralcorp	1,501.3	(63.0)	1,438.3
Accumulated other comprehensive loss	(3.6)	—	(3.6)
Total Ralcorp Equity	1,497.7	(63.0)	1,434.7
Total Liabilities and Ralcorp Equity	$2,786.2	$(63.0)	$2,723.2

The following table represents the impact of restatement adjustment on the Company's Combined Statement of Cash Flows as of September 30, 2011.

	Year Ended September 30, 2011
	Previously Reported	Restatement Adjustment	Restated

	(In millions)
Cash Flows from Operating Activities
Net (loss) earnings	$(361.3)	$(63.0)	$(424.3)
Adjustments to reconcile net (loss) earnings to net cash flow provided by operating activities:
Depreciation and amortization	58.7	—	58.7
Impairment of goodwill and other intangible assets	503.5	63.0	566.5
Stock-based compensation expense	1.7	—	1.7
Equity in earnings of partnership	(4.2)	—	(4.2)
Distributions from partnership	2.0	—	2.0
Deferred income taxes	(69.0)	—	(69.0)
Other changes in current assets and liabilities, net		—
Decrease (increase) in receivables	55.6	—	55.6
Increase in receivable from Ralcorp	(41.3)	—	(41.3)
Change in due to/from Kraft Foods Inc.	—	—	—
Decrease (increase) in inventories	3.7	—	3.7
(Increase) decrease in prepaid expenses and other current assets	(1.8)	—	(1.8)
(Decrease) increase in accounts payable and other current liabilities	(7.6)	—	(7.6)
Other, net	3.8	—	3.8
Net Cash Provided by Operating Activities	143.8	—	143.8

Cash Flows from Investing Activities
Additions to property and intangible assets	(14.9)	—	(14.9)
Net Cash Used by Investing Activities	(14.9)	—	(14.9)

Cash Flows from Financing Activities
Change in net investment of Ralcorp	(192.3)	—	(192.3)
Changes in intercompany debt	60.2	—	60.2
Net Cash Used by Financing Activities	(132.1)	—	(132.1)
Effect of Exchange Rate Changes on Cash	0.1	—	0.1

Net (Decrease) Increase in Cash and Cash Equivalents	(3.1)	—	(3.1)
Cash and Cash Equivalents, Beginning of Year	4.8	—	4.8
Cash and Cash Equivalents, End of Year	$1.7	$—	$1.7

The following table represents the impact of restatement adjustment on the Company's Combined Statement of Ralcorp Equity and Comprehensive Income (Loss) as of and for the year ended September 30, 2011.

	Ralcorp Investment	Accum. Other Comprehensive Income (Loss)	Total Ralcorp Equity	Comprehensive Income (Loss)
	(In millions)
Previously Reported September 30, 2011	$1,501.3	$(3.6)	$1,497.7	(365.5)

Restatement Adjustment	(63.0)	—	(63.0)	(63.0)
				$(428.5)
Restated September 30, 2011	$1,438.3	$(3.6)	$1,434.7

As further discussed in Note 3, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2011 - 05, "Comprehensive Income (Topic 220) - Presentation of Comprehensive Income" (ASU No. 2011 - 05). As of and for the three months ended December 31, 2011, the Company adopted the provisions of ASU No. 2011 - 05. In accordance with the reissuance of the Company's combined financial statements discussed above, the Company has retroactively applied the provisions of ASU No. 2011 - 05 as of and for the years ended September 30, 2011, 2010 and 2009.
The Company has retroactively computed basic and diluted earnings per share for each of the years in the three year period ended September 30, 2011 using the number of shares of Post common stock outstanding on February 3, 2012, following the distribution of one share of Post common stock for every two shares of Ralcorp common stock and the retention of approximately 6.8 million shares by Ralcorp. For the periods presented there are no dilutive shares as there were no actual shares or share-based awards outstanding prior to the Spin-Off.